REALITY SHARES DIVS INDEX ETF
Reality Shares DIVS Index ETF
Investment Objective
The investment objective of the Reality Shares DIVS Index ETF (the “Fund”) is to track the performance of the Reality Shares DIVS Index (the “Benchmark Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REALITY SHARES DIVS INDEX ETF REALITY SHARES DIVS INDEX ETF
Management Fees	0.85%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
REALITY SHARES DIVS INDEX ETF | REALITY SHARES DIVS INDEX ETF | USD ($)	95	296

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.
Principal Investment Strategies
Overview of Principal Investment Strategies
The Fund seeks to track the performance, before fees and expenses, of the Benchmark Index. The Benchmark Index was developed by Reality Shares, Inc., the parent company of the Adviser. The Benchmark Index is comprised of listed index options on the S&P 500 Index and listed options on exchange traded funds ("ETFs") designed to track the S&P 500 Index. The Benchmark Index is designed to provide exposure to the aggregate value of ordinary dividends expected to be paid on the securities included in the S&P 500 Index ("S&P 500 Securities"). These are sometimes referred to as "expected dividend values." The Adviser believes expected dividend values generally correspond to the aggregate value of actual dividend payments on the S&P 500 Securities. These are sometimes referred to as "actual dividend values." Unlike more traditional products, the Fund does not seek to produce returns based on the appreciation in the stock market price of S&P 500 Securities. Instead, the Fund, by investing in the options included in the Benchmark Index, seeks to produce returns based primarily on increases in the expected dividend values of S&P 500 Securities. The Benchmark Index is described in more detail below.

Description of the Benchmark Index
An option contract is a type of financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price, known as the "strike price," during a specific time period or on a specific exercise date. The seller of an option contract has a corresponding obligation to sell or buy, as applicable, the financial asset at the strike price during the option period or on the exercise date. A put option gives the purchaser of the option the right to sell, and the issuer of the option the obligation to buy, the underlying asset during the option period. A call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying asset during the option period.

The price of an option included in the Benchmark Index reflects several factors, including:
  aggregate trading prices of the S&P 500 Securities,
  exposure to interest rate changes, and
  expected dividend values.
The Benchmark Index consists of a series of option contracts that, when combined together, are designed to eliminate the effect of changes in the trading prices of S&P 500 Securities and the effect of interest rate changes on the prices of the option contracts included in the Benchmark Index. As a result, the value of the Benchmark Index is designed to change based primarily on changes in the expected dividend values reflected in the options' prices. These option combinations are designed to reflect expected dividend values and eliminate the Benchmark Index's exposure to changes in the trading prices of S&P 500 Securities as illustrated below.

This combination of option contracts is often referred to as a "jelly roll." A typical jelly roll is created by buying and selling four options at the same time, at the same strike price, on the same underlying asset; in this case, either options on the S&P 500 Index or options on an S&P 500 Index ETF. The first combination consists of selling a call and buying a put at the same strike price with a longer-dated maturity (the "Longer-Dated Combination"). The second combination consists of buying a call and selling a put at the same strike price but with a shorter-dated maturity (the "Shorter-Dated Combination"). The simultaneous purchase of the Shorter-Dated Combination and Longer-Dated Combination at the same strike price is designed to eliminate the effect of changes in the trading prices of the S&P 500 Securities on the price of each option. As a result, changes in the aggregate trading prices of S&P 500 Securities should not change the value of the Benchmark Index.

The Shorter-Dated Combination and Longer-Dated Combination do not, however, eliminate exposure to interest rate changes or changes in the expected dividend values reflected in the prices of the options. The Benchmark Index includes additional offsetting option contracts designed to eliminate the options' exposure to interest rate changes, leaving exposure to the expected dividend values in the prices of each option contract. The value of the Benchmark Index therefore is designed to change in accordance with changes in the expected dividend values reflected in the prices of the option contracts, without the effect of trading prices or interest rate changes. As market expectations for dividends change over time, changes in the expected dividend values reflected in the options' prices between the expiration of the Shorter-Dated Combination and the expiration of the Longer-Dated Combination change the value of the Benchmark Index.

Before making an investment in the Fund you should know:
  The Fund will generally have a positive rate of return if the actual future growth in dividends exceeds the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund's investment strategy.
  The Fund generally will have a zero rate of return, excluding fees and transaction costs, if the actual future growth in dividends equals the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund's investment strategy, even though actual dividends may have grown during the holding period of this investment.
  The Fund generally will have a negative rate of return if the actual future growth in dividends is below the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund's investment strategy, even though actual dividends may have grown during the holding period of this investment.
  Unlike more traditional products, the Fund does not seek returns based on appreciation in the stock market price of equity securities. This means that the returns on your Fund investment are not intended to correlate to the returns of the overall stock market (for example, the value of your Fund investment may go down when overall equity markets go up, or vice versa).
  The Fund does not produce dividend income and is not an appropriate investment if you are seeking dividend income.
  The investment returns of the Fund are treated for tax purposes as capital gains or losses, as applicable. See the section of this Prospectus entitled “Taxes” for more information.
Correlation of Actual and Expected Dividend Values
The Adviser's research indicates there historically has been a high correlation between the aggregate value of actual dividend payments made on S&P 500 Securities and the expected dividend value reflected in the prices of S&P 500 Index options, and accordingly, the Benchmark Index. While actual dividend value and expected dividend value may at times differ significantly, the following diagrams present three scenarios illustrating the potential impact of changes in the value of actual dividend payments on the expected dividend values reflected in the prices of the option combinations and how this may change the value of the Benchmark Index. The following diagrams do not represent all market scenarios, but are presented to show the potential relationship between actual dividend values and expected dividend values in accordance with the Adviser's research. The diagrams do not represent the actual performance of the Fund.

The Black Dot in each diagram represents the starting (or purchased) expected dividend value reflected in the prices of the option combinations included in the Benchmark Index. The Gray Dot represents the actual dividend value on the same day. The Square reflects the point in time when the actual dividend value and expected dividend value converge.

Scenario 1: Actual dividend value increases and exceeds expected dividend value.
In this scenario, actual dividend value grows over time and pulls the expected dividend value reflected in the prices of the option combinations up from the starting (or purchased) value. It is expected the Benchmark Index value will increase commensurate to a level where the expected dividend value reflected in the prices of the option combinations exceed the starting (or purchased) value.

Scenario 2: Actual dividend value decreases and expected dividend value also decreases.
In this scenario, actual dividend value decreases over time and pulls the expected dividend value reflected in the prices of the option combinations below the starting (or purchased) value. It is expected the Benchmark Index value will decrease commensurate to a level where the expected dividend value reflected in the prices of the option combinations fall from the starting (or purchased) value.

Scenario 3: Actual dividend value increases but is below expected dividend value.
In this scenario, actual dividend value increases but to a level that is still below the expected dividend value reflected in the prices of the option combinations. It is expected the Benchmark Index value will decrease.

Under normal circumstances, at least 80% of the Fund's assets (other than collateral held from securities lending, if any) will be invested in the options included in the Benchmark Index. The Fund generally uses a representative sampling investment approach to track the performance of the Benchmark Index. This means that the Fund invests in a subset, or "sample," of the options included in the Benchmark Index and whose performance characteristics match the general performance characteristics of the Benchmark Index as a whole. For this reason, the statements made herein concerning the option contracts included in the Benchmark Index and the performance of the Benchmark Index apply to the Fund unless otherwise expressly noted.

Investments in Other Instruments
The Fund reserves the right to invest up to 20% of its assets in equity securities and other derivative instruments relating to the Benchmark Index that the Adviser believes will help the Fund track the Benchmark Index (and not for the purpose of producing dividend income). In simplest terms, a "derivative" is an instrument, such as swap contract or futures contract, whose value is derived from an underlying reference asset, such as an interest rate or index. The Fund may engage in swap transactions in order to gain exposure to the expected dividend value of S&P 500 Securities or to eliminate the impact to the Fund's portfolio of price fluctuations associated with S&P 500 Securities. The Fund may enter into interest rate swap transactions and futures transactions designed to eliminate the impact of changing interest rates on the value of the Fund's investments.

Diversification
The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended, and may invest in fewer instruments or in the securities of fewer issuers than a diversified fund. To the extent the Fund's Benchmark Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Benchmark Index.
Principal Risks
As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Dividend Payout Risk – The success of the Fund's investment strategy is highly dependent on the expected dividend values reflected in the prices of the option contracts held by the Fund. The value of an investment in the Fund will decrease, and you could lose money, if the expected dividend values reflected in the prices of the option contracts in the Fund's portfolio decrease. This generally will occur if the value of actual dividends paid on S&P 500 Securities goes down. The value of actual dividends paid on S&P 500 Securities and expected dividend values reflected in the prices of the Fund's options may be lower for a variety of reasons, including an actual or potential decline in the health of the overall economy, lower corporate earnings levels, changes to corporate dividend policies, fluctuating interest rates and other factors. Each of these factors could have a negative impact on the value of the actual dividend payments on S&P 500 Securities and the expected dividend values reflected in the prices of the Fund's option contracts and could have a negative impact on Fund returns. Further, the expected dividend value reflected in the price of an option reflects only ordinary dividends and does not reflect the issuance of special dividends. Therefore, the value of your investment in the Fund is not expected to increase in response to the issuance of any special dividends paid on S&P 500 Securities.

Dividend Volatility Risk – The value of actual dividend payments on S&P 500 Securities and the expected dividend values reflected in the prices of the Fund's option contracts are not constant and will vary from year to year and quarter to quarter. Companies and industries that have historically paid dividends may lower their dividends or may cease making such payments altogether. These changes can happen without warning and the variation in the value of actual dividends and expected dividend values from quarter to quarter or year to year can be significant. Furthermore, as with other securities based on future values, the expected dividend values reflected in the prices of the listed option contracts held by the Fund, may go up or down as a result of uncertainty of information, perceived differences in the value of the contracts over time, changes in supply and demand, and other factors. Each of these factors could have a negative impact on the performance of the Fund and cause Fund returns to vary significantly (i.e., go up or down) from period to period.

Dividend Isolation Strategy Risk – The investment returns of the Fund are based primarily on the change in expected dividend values reflected in the prices of the options held by the Fund. More specifically, the investment returns of the Fund generally are expected to increase (or decrease) as actual dividend payments on S&P 500 Securities increase (or decrease) and these changes cause the expected dividend values reflected in the prices of the options held by the Fund to increase (or decrease) over time. There can be no guarantees that this investment strategy will be successful or that this strategy will produce positive investment returns. Furthermore, although the Adviser's research indicates the value of actual dividend payments has historically been highly correlated to expected dividend values, there can be no guarantee that this correlation will continue or that the Fund's investment returns will be highly correlated to the value of actual dividends paid on S&P 500 Securities over short or even long periods. Factors other than the value of actual dividends paid may, from time to time, cause an increase or decrease in the expected dividend values reflected in the prices of the Fund's options. For example, as with other types of market projections, expected dividend values reflected in the price of an option may go up or down as a result of uncertainty of information and perceived differences in value, changes in supply and demand or in response to market and other events, such as corporate earnings announcements, changing interest rates or potential economic or political developments. Although it is anticipated that actual dividends payments and expected dividend values will be highly correlated, there may be instances where the value of actual dividends paid on S&P 500 Securities increases, but the expected dividend value reflected in the prices of the option contracts held by the Fund decreases. This would have a negative impact on the Fund's performance and could cause you to lose money.

Index Tracking Error Risk – As with all index funds, the performance of the Fund may vary from the performance of the Benchmark Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Fund is designed to track the expected dividend value reflected in the prices of the options included in the Benchmark Index, there can be no guarantees that the Fund will achieve this objective.

Interest Rate Risk – The principal components of the value of an option held by the Fund are the trading prices of the S&P 500 Securities, expected dividend value and interest rate exposure. By combining individual options through a series of transactions known as a "jelly roll," the impact of market price is designed to be eliminated, while leaving exposure to expected dividend values, interest rates and carrying costs on the underlying security. Generally, if left unhedged, the value of a jelly roll option combination held by the Fund would be expected to decrease if interest rates rise and to increase if interest rates fall. The Fund's other portfolio holdings also may be subject to interest rate risk such that the value of such holdings may decrease if interest rates increase. The Fund seeks to hedge or eliminate the impact of changing interest rates and carrying costs on the value of its portfolio holdings through the use of additional offsetting option combinations, or swaps and futures contracts. However, there can be no guarantees that the Fund's hedging strategies will be successful. The interest rate hedge may not fully capture the rate associated with carrying costs. To the extent these strategies are not successful, the value of the Fund could increase or decrease based on changes in interest rates and carrying costs, and you could lose money.

Investments in Other ETFs Risk – The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. The shares of certain ETFs may trade at a premium or discount to NAV. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Liquidity Risk – Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. With respect to options, shorter-dated options (i.e., options exercisable in the near future) may be more liquid than longer-dated options (i.e., options exercisable at a later date). Even though the options held by the Fund are traded on an exchange, there can be no guarantee that such trading markets will be liquid at all times.

Market Risk – Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the options held by the Fund are influenced by many factors. Although the Fund seeks to limit the influence of all such factors other than the expected dividend value reflected in the prices of the options in its portfolio, there can be no guarantees these strategies will be successful. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

New Fund Risk – The Fund is new, and the Adviser has a limited history of managing ETFs. Accordingly, there is a risk that the Fund may not employ a successful investment strategy or successfully implement its strategy and that the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Correlation Risk – The Fund is not designed to produce investment returns based on the stock market price of S&P 500 Securities. This means that the returns on your Fund investment are not intended to correlate to the stock market returns of S&P 500 Securities or equity securities in general. The value of your Fund investment may go down when the stock market return of S&P 500 Securities or equity securities in general are up.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Shares of the Fund May Trade at Prices Other Than NAV – As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund's net asset value ("NAV"), it is expected that, as with all ETFs, there will be times when the market price of the Fund's shares are higher or lower than the NAV of such shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Tax Risk – The Fund's investments in derivative instruments, such as swaps or option contracts, tied to dividend returns, will generally not generate income eligible to be treated as qualified dividend income subject to lower capital gains rates when received by individual shareholders or be eligible for the dividends-received deduction when received by corporate shareholders. There is also uncertainty regarding characterization of the Fund's investments in derivative instruments with respect to the income and asset diversification tests applicable to the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended. If the Internal Revenue Service ("IRS") were to issue public guidance that results in an adverse determination relating to the treatment of the Fund's investments in such complex securities, it could fail to qualify as a regulated investment company and may likely need to significantly change its investment strategies, which could adversely affect the Fund. If the Fund fails to qualify as a regulated investment company, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund's Statement of Additional Information ("SAI") for a more detailed discussion, including the availability of relief for certain de minimus failures by the Fund to qualify as a regulated investment company.

Use of Derivatives Risk – Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, interest rate risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative's underlying reference asset, rate or index. Interest rate risk and market risk are described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund's share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. The Fund's derivative investments will be consistent with its investment objective and will not be used to produce leveraged returns. The Fund will not borrow to produce leverage. Liquidity risk is described above. The Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund's ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Volatility Risk – The prices of the options contracts held by the Fund, and, therefore, the value of your investment, may change rapidly and without warning throughout the trading day.
Performance Information
The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.